Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 569,653,844.64
Previously Paid Amount	0
Total Fee Amount	87,214
Total Offset Amount	0
Net Fee	$ 87,214